Commitments and Contingencies - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 4,078
Short-term lease cost	138
Sublease income	(953)
Total lease cost	$ 3,263